MARKETING EXPENSES	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
MARKETING EXPENSES

10.	MARKETING EXPENSES

Marketing expenses were $486,449 for the three months ended June 30, 2026 and $1,372,305 for the nine months ended June 30, 2026 (three and nine months ended June 30, 2025 - $101,772 and $564,840, respectively). The current three-month period includes investor-awareness and capital-markets activities incurred in connection with the Company’s public-market development and Nasdaq listing.